NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Narrative) (Details) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($) containership contract
NEWBUILDINGS [Abstract]
Number of newbuilding container vessels delivered | containership	0
Number of Newbuilding Contracts | contract	2
Total costs	$ 12.5
Capitalized interest	$ 0.9